Income Taxes - Additional Informations (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Net deferred tax asset	$ 10,128,741	$ 17,794,280
Unrecognized tax benefit	$ 0